Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.7%
Aerospace & Defense – 3.3%
Airbus SE	346,153	$41,152,518
L3Harris Technologies Inc	154,122	32,089,742
		73,242,260
Air Freight & Logistics – 1.9%
United Parcel Service Inc	242,320	42,124,909
Banks – 5.5%
BNP Paribas SA	741,073	42,166,480
Citigroup Inc	764,866	34,594,889
Erste Group Bank AG	292,560	9,327,708
Natwest Group PLC	8,207,084	26,192,569
Permanent TSB Group Holdings PLC*	5,290,709	10,272,955
		122,554,601
Beverages – 3.2%
Heineken NV	212,682	19,978,956
Monster Beverage Corp*	513,460	52,131,594
		72,110,550
Biotechnology – 2.0%
Argenx SE (ADR)*	55,768	21,126,591
Ascendis Pharma A/S (ADR)*	81,386	9,939,672
Sarepta Therapeutics Inc*	102,704	13,308,384
		44,374,647
Capital Markets – 2.3%
Morgan Stanley	605,487	51,478,505
Chemicals – 0.5%
Sherwin-Williams Co	46,279	10,983,395
Containers & Packaging – 1.9%
Crown Holdings Inc	506,035	41,601,137
Diversified Telecommunication Services – 2.0%
Deutsche Telekom AG	2,214,325	44,161,677
Electric Utilities – 1.6%
NRG Energy Inc	1,134,018	36,084,453
Electronic Equipment, Instruments & Components – 2.5%
E Ink Holdings Inc	2,289,000	11,979,831
Hexagon AB - Class B	1,152,232	12,118,667
Keyence Corp	81,300	31,834,182
		55,932,680
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One*	810,667	48,461,673
Health Care Providers & Services – 2.4%
Humana Inc	104,990	53,774,828
Hotels, Restaurants & Leisure – 3.2%
Caesars Entertainment Inc*	709,741	29,525,226
Entain PLC	2,664,372	42,710,596
		72,235,822
Household Durables – 2.2%
PulteGroup Inc	1,087,174	49,499,032
Independent Power and Renewable Electricity Producers – 2.0%
Vistra Energy Corp	1,959,686	45,464,715
Information Technology Services – 1.2%
Fidelity National Information Services Inc	394,655	26,777,342
Insurance – 7.5%
AIA Group Ltd	3,544,200	39,048,717
Beazley PLC	4,371,108	35,768,922
Dai-ichi Life Holdings Inc	2,115,000	48,035,798
WR Berkley Corp	599,552	43,509,489
		166,362,926
Interactive Media & Services – 0.8%
Alphabet Inc - Class A*	203,257	17,933,365
Internet & Direct Marketing Retail – 2.2%
JD.Com Inc - Class A	1,746,226	49,089,844
Machinery – 3.8%
Deere & Co	106,069	45,478,145
Wabtec Corp	394,288	39,353,885
		84,832,030
Metals & Mining – 3.5%
Teck Resources Ltd	2,063,901	78,009,909
Oil, Gas & Consumable Fuels – 5.7%
Canadian Natural Resources Ltd	852,623	47,346,155

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Marathon Petroleum Corp	691,305	$80,460,989
		127,807,144
Personal Products – 2.2%
Unilever PLC	949,646	47,898,486
Pharmaceuticals – 9.7%
AstraZeneca PLC	516,583	70,093,335
Bayer AG	468,448	24,183,689
Merck & Co Inc	431,261	47,848,408
Novartis AG	257,457	23,327,100
Organon & Co	1,782,957	49,797,989
		215,250,521
Road & Rail – 1.6%
Full Truck Alliance Co (ADR)*,#	2,441,097	19,528,776
Uber Technologies Inc*	617,406	15,268,450
		34,797,226
Semiconductor & Semiconductor Equipment – 4.2%
ASML Holding NV	68,922	37,302,370
Taiwan Semiconductor Manufacturing Co Ltd	3,793,000	55,287,938
		92,590,308
Software – 5.8%
Microsoft Corp	400,660	96,086,281
Workday Inc - Class A*	196,988	32,962,002
		129,048,283
Specialty Retail – 1.7%
TJX Cos Inc	471,507	37,531,957
Textiles, Apparel & Luxury Goods – 4.9%
LVMH Moet Hennessy Louis Vuitton SE	44,206	32,108,652
Samsonite International SA (144A)*	14,571,300	38,104,026
Under Armour Inc*	4,446,984	39,667,097
		109,879,775
Trading Companies & Distributors – 1.6%
Ferguson PLC	286,930	36,243,922
Wireless Telecommunication Services – 1.6%
T-Mobile US Inc*	260,036	36,405,040
Total Common Stocks (cost $1,664,214,950)		2,154,542,962
Preferred Stocks– 0.9%
Automobiles – 0.9%
Dr Ing hc F Porsche AG((cost $16,333,027)	203,365	20,629,709
Private Placements– 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $54,483,096)	54,475,536	54,486,431
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	4,911,640	4,911,640
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/3/23	$1,227,910	1,227,910
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,139,550)		6,139,550
Total Investments (total cost $1,750,425,170) – 100.3%		2,235,798,652
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(6,483,449)
Net Assets – 100%		$2,229,315,203

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,247,072,824	55.8%
United Kingdom	222,663,908	10.0
Canada	125,356,064	5.6
France	115,427,650	5.2
Germany	88,975,075	4.0
Japan	79,869,980	3.6
Hong Kong	77,152,743	3.4
China	68,618,620	3.1
Taiwan	67,267,769	3.0
Netherlands	57,281,326	2.6
Switzerland	23,327,100	1.0
Belgium	21,126,591	0.9
Sweden	12,118,667	0.5
Ireland	10,272,955	0.5
Denmark	9,939,672	0.4
Austria	9,327,708	0.4

Total	$2,235,798,652	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$320,252	$3,414	$506	$54,486,431
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	14,077∆	-	-	4,911,640
Total Affiliated Investments - 2.6%	$334,329	$3,414	$506	$59,398,071

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	28,298,020	132,404,069	(106,219,578)	54,486,431
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	13,167,540	18,916,178	(27,172,078)	4,911,640

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $38,104,026, which represents 1.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $0, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$32,089,742	$41,152,518	$-
Banks	34,594,889	87,959,712	-
Beverages	52,131,594	19,978,956	-
Diversified Telecommunication Services	-	44,161,677	-
Electronic Equipment, Instruments & Components	-	55,932,680	-
Hotels, Restaurants & Leisure	29,525,226	42,710,596	-
Insurance	43,509,489	122,853,437	-
Internet & Direct Marketing Retail	-	49,089,844	-
Personal Products	-	47,898,486	-
Pharmaceuticals	97,646,397	117,604,124	-
Semiconductor & Semiconductor Equipment	-	92,590,308	-
Textiles, Apparel & Luxury Goods	39,667,097	70,212,678	-
Trading Companies & Distributors	-	36,243,922	-
All Other	996,989,590	-	-
Preferred Stocks	-	20,629,709	-
Private Placements	-	-	0
Investment Companies	-	54,486,431	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,139,550	-
Total Assets	$1,326,154,024	$909,644,628	$0

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70232 03-23